Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2023	2022	2021	2023	2022	2021
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	5.86	5.62	4.05	414	397	286
– second interim	15.92	8.73	15.01	1,124	616	1,060
	21.78	14.35	19.06	1,538	1,013	1,346